Parent company only condensed financial information (Details 2) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net cash (used in)/provided by operating activities	¥ 677,979	¥ 928,226	¥ 527,396
Net cash (used in)/provided by investing activities	(7,471,487)	(17,028,061)	(11,887,133)
Net cash provided by/(used in) financing activities	5,011,004	19,842,120	15,422,674
Cash and cash equivalents and restricted cash at beginning of the year	9,555,027
Cash and cash equivalents and restricted cash at end of the year	4,576,820	9,555,027
Parent Company [Member]
Net cash (used in)/provided by operating activities	110,517	104,295	(9,711)
Net cash (used in)/provided by investing activities	92,800	(238,475)	(3,195,265)
Net cash provided by/(used in) financing activities	(296,719)	354,821	2,198,272
Effect of exchange rate changes on cash and cash equivalents	70,796	(307,999)	148,031
Decrease in cash and cash equivalents	(22,606)	(87,358)	(858,673)
Cash and cash equivalents and restricted cash at beginning of the year	66,662	154,020	1,012,693
Cash and cash equivalents and restricted cash at end of the year	¥ 44,056	¥ 66,662	¥ 154,020